Property, Plant and Equipment, net - Schedule of property, plant, and equipment (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 76,401	$ 62,702	$ 48,925
Less: accumulated depreciation	26,008	18,973	15,390
Property, Plant and Equipment, Net, Total	50,393	43,729	33,535
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,330	1,330	1,330
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,123	8,594	7,222
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	47,042	44,690	37,083
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 17,906	$ 8,088	$ 3,290